Financial instruments - fair values and risk management - Reconciliation from the opening balances to the closing balances for financial liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Measurement of fair values
Liabilities at beginning of period	$ 420,366
Gain included in finance cost
Liabilities at end of period	373,725	$ 420,366
Share warrant obligation
Measurement of fair values
Liabilities at beginning of period	1,278	13,035
Change in fair value of share warrant obligation and other financial instruments included in profit or loss
Net change in fair value	(913)	(11,757)
Gain included in finance cost
Liabilities at end of period	365	1,278
Put option liability
Measurement of fair values
Liabilities at beginning of period	28,995	27,475
Change in fair value of share warrant obligation and other financial instruments included in profit or loss
Net change in fair value	129	1,520
Gain included in finance cost
Cubic Games Ltd's put option exercise	(14,122)
Liabilities at end of period	$ 15,002	28,995
Other non-current liabilities
Measurement of fair values
Liabilities at beginning of period		577
Change in fair value of share warrant obligation and other financial instruments included in profit or loss
Net change in fair value		$ (577)